Acquisitions - Consideration Paid for Acquiring Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Business Combinations [Abstract]
Goodwill	£ 570	£ 257	£ 626
Intangible assets	427	245	423
Property, plant and equipment	3	1	5
Non current assets	1	4	12
Current assets	20	20	24
Current liabilities	(24)	(53)	(72)
Borrowings	(3)	(6)	(12)
Deferred tax	(90)	(44)	(51)
Net assets acquired	904	424	955
Consideration (after taking account of £29m (2019: £32m; 2018: £27m) net cash acquired)	904	424	955
Less: consideration deferred to future years	(40)	(10)	(36)
Less: acquisition date fair value of equity interest		(15)
Net cash flow	£ 864	£ 399	£ 919